Property & Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2011	December 31, 2010
Furniture and fixtures	$144,512	$144,512
Office equipment	23,400	54,544
Computer equipment	111,339	519,616
Computer software	12,292	12,292
Leasehold improvements	35,950	35,950
Total	327,493	766,914
Less accumulated depreciation and amortization	(175,059)	(625,996)
Property and equipment, net	$152,434	$140,918

Computer equipment includes items under capital leases totaling $87,840 and $37,461 as of December 31, 2011 and 2010, respectively. Accumulated amortization relating to equipment under capital leases recorded in general and administrative expense in the accompanying statements of operations totaled $25,728 and $6,244 as of December 31, 2011 and 2010, respectively. Depreciation and amortization expense on property and equipment recorded in general and administrative expense in the accompanying statements of operations was $41,915 and $85,106 for the years ended December 31, 2011 and 2010, respectively.